Document And Entity Information	Mar. 24, 2021
Document Information [Line Items]
Entity, Registrant Name	QAD Inc.
Document, Type	8-K
Document, Period End Date	Mar. 24, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-22823
Entity, Tax Identification Number	77-0105228
Entity, Address, Address Line One	100 Innovation Place
Entity, Address, City or Town	Santa Barbara
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	93108
City Area Code	805
Local Phone Number	566-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001036188
ClassACommonStock0001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	QADA
Security Exchange Name	NASDAQ
ClassBCommonStock0001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	QADB
Security Exchange Name	NASDAQ